Expense Example - FidelitySeriesInternationalIndexFund-PRO - FidelitySeriesInternationalIndexFund-PRO - Fidelity Series International Index Fund - Fidelity Series International Index Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	14
10 years	$ 50